                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ] Amendment Number :
                                              -------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WS Ventures Management, L.P.
Address:   300 Crescent Court, Suite 1111
           Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick P. Walker                 Contact Person: Joseph I. Worsham, II
Title:   Member of WSV Management, L.L.C.,
         general partner of
         WS Ventures Management, L.P.
Phone:   (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                   Dallas, Texas    May 15, 2007
-------------------------------------   --------------   ------------
(Signature)                             (City, State)    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:        $134,217
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                           FORM 13F Information Table

COLUMN 1                         COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
ALANCO TECHNOLOGIES INC       CLA NO PV NEW 011612603      311   138,917 SH       SOLE                  138,917
ALLION HEALTHCARE INC         COM           019615103     3523   861,400 SH       SOLE                  861,400
AMEDISYS INC                  COM           023436108      444    13,701 SH       SOLE                   13,701
AMERICAN GREETINGS CORP       CL A          026375105      402    17,300 SH       SOLE                   17,300
BMC SOFTWARE INC              PUT           055921950     1786    58,000 SH  PUT  SOLE                   58,000
BEARINGPOINT INC              COM           074002106     1265   165,100 SH       SOLE                  165,100
BECKMAN COULTER INC           COM           075811109     4830    75,600 SH       SOLE                   75,600
BECKMAN COULTER INC           PUT           075811959     1853    29,000 SH  PUT  SOLE                   29,000
BORLAND SOFTWARE CORP         COM           099849101     1207   229,000 SH       SOLE                  229,000
BRINK'S COMPANY               COM           109696104     1817    28,640 SH       SOLE                   28,640
BRINK'S COMPANY               PUT           109696954      838    13,200 SH  PUT  SOLE                   13,200
CEC ENTERTAINMENT INC         COM           125137109     6850   164,900 SH       SOLE                  164,900
CKE RESTAURANTS INC           COM           12561E105     3404   180,500 SH       SOLE                  180,500
CVS CORP                      COM           126650100     4145   121,400 SH       SOLE                  121,400
CALGON CARBON CORP            COM           129603106     1133   136,300 SH       SOLE                  136,300
CALLIDUS SOFTWARE INC         COM           13123E500      797   106,200 SH       SOLE                  106,200
CHINA BAK BATTERY INC         COM           16936Y100       90    27,630 SH       SOLE                   27,630
CHINA PRECISION STEEL INC     COM           16941J106      270    40,600 SH       SOLE                   40,600
CHIPMOS TECHNOLOGIES          SHS           G2110R106      400    57,900 SH       SOLE                   57,900
COLLEGIATE PACIFIC INC        COM NEW       194589206     1617   207,300 SH       SOLE                  207,300
COMSTOCK RESOURCES INC        COM NEW       205768203      397    14,500 SH       SOLE                   14,500
CONNS INC                     COM           208242107      893    36,100 SH       SOLE                   36,100
CONTANGO OIL & GAS CO         COM NEW       21075N204     9046   412,100 SH       SOLE                  412,100
CORUS BANKSHARES INC          COM           220873103      334    19,600 SH       SOLE                   19,600
DAYSTAR TECHNOLOGIES INC      COM           23962Q100      879   167,654 SH       SOLE                  167,654
DEAN FOODS CO NEW             COM           242370104     4973   106,400 SH       SOLE                  106,400
DEARBORN BANCORP INC          COM           24242R108      289    16,500 SH       SOLE                   16,500
DELIA'S INC                   COM           246911101     1751   190,700 SH       SOLE                  190,700
DENDREON CORP                 CALL          24823Q907      388    30,000 SH  CALL SOLE                   30,000
DENDREON CORP                 PUT           24823Q957     5172   400,000 SH  PUT  SOLE                  400,000
DENDREON CORP                 COM           24823Q107      129    10,000 SH       SOLE                   10,000
DIAMOND OFFSHORE DRILLING INC COM           25271C102     1878    23,200 SH       SOLE                   23,200
E ON AG                       SPONSORED ADR 268780103     1906    42,200 SH       SOLE                   42,200
EXTREME NETWORKS INC          COM           30226D106      300    71,000 SH       SOLE                   71,000
FIRST ACCEPTANCE CORP         COM           318457108      725    69,272 SH       SOLE                   69,272
GAMESTOP CORP NEW             CLA           36467W109     2430    74,600 SH       SOLE                   74,600
GAMESTOP CORP NEW             PUT           36467W959     1857    57,000 SH  PUT  SOLE                   57,000
GENITOPE CORP                 COM           37229P507     1888   454,955 SH       SOLE                  454,955
GENTIVA HEALTH SERVICES INC   COM           37247A102     8605   426,600 SH       SOLE                  426,600
GILAT SATELLITE NTWKS LTD     SHS NEW       M51474118      215    26,000 SH       SOLE                   26,000
GTX INC DEL                   COM           40052B108     3211   157,400 SH       SOLE                  157,400
HOLLY CORP                    COM PAR $0.01 435758305     1500    25,300 SH       SOLE                   25,300
ICAGEN INC                    COM           45104P104     1939 1,404,739 SH       SOLE                1,404,739
INFORMATICA CORPORATION       COM           45666Q102      259    19,300 SH       SOLE                   19,300
INVESTOOLS INC                COM           46145P103      374    26,900 SH       SOLE                   26,900
LAWSON SOFTWARE INC NEW       COM           52078P102      570    70,400 SH       SOLE                   70,400
METRETEK TECHNOLOGIES INC     COM           59159Q107     1011    75,770 SH       SOLE                   75,770

MOLDFLOW CORP                 COM           608507109      843    56,100 SH       SOLE                   56,100
OFFICE DEPOT                  COM           676220106      875    24,900 SH       SOLE                   24,900
PANACOS PHARMACEUTICALS       COM           69811Q106      463   100,000 SH       SOLE                  100,000
PARALLEL PETR CORP DEL        COM           699157103     5899   257,042 SH       SOLE                  257,042
PENN TREATY AMERICAN CORP     COM NEW       707874400     2874   475,100 SH       SOLE                  475,100
PENWEST PHARMACEUTICALS CO    COM           709754105     2429   241,000 SH       SOLE                  241,000
PERVASIVE SOFTWARE INC        COM           715710109     4196 1,025,900 SH       SOLE                1,025,900
POWERWAVE TECHNOLOGIES        COM           739363109      350    61,500 SH       SOLE                   61,500
QUINTANA MARITIME LTD         SHS           Y7169G109     1295    94,027 SH       SOLE                   94,027
RH DONNELLEY CORP             COM NEW       74955W307     4019    56,700 SH       SOLE                   56,700
RETAIL VENTURES INC           COM           76128Y102      996    47,300 SH       SOLE                   47,300
SEMTECH CORP                  COM           816850101     1465   108,700 SH       SOLE                  108,700
SIRENZA MICRODEVICES INC      COM           82966T106      212    24,600 SH       SOLE                   24,600
SUN HEALTHCARE GROUP INC      COM NEW       866933401     1440   116,600 SH       SOLE                  116,600
SYNTAX BRILLIAN CORP          COM           87163L103      756    90,000 SH       SOLE                   90,000
TITANIUM METALS CORP          COM NEW       888339207     4449   124,000 SH       SOLE                  124,000
TRIAD HOSPITAL INC            COM           89579K109      784    15,000 SH       SOLE                   15,000
TRI VALLEY CORP               COM           895735108       82    11,000 SH       SOLE                   11,000
UNITED RETAIL GROUP INC       COM           911380103     1869   155,500 SH       SOLE                  155,500
WASTE CONNECTIONS INC         COM           941053100     4787   159,900 SH       SOLE                  159,900
WATSCO INC                    COM           942622200     2737    53,600 SH       SOLE                   53,600
WEBMETHODS INC                COM           94768C108      256    35,600 SH       SOLE                   35,600
WJ COMMUNICATIONS INC         COM           929284107      540   314,200 SH       SOLE                  314,200
WORLD HEART CORP              COM NEW       980905202      700 2,000,000 SH       SOLE                2,000,000